Interim Condensed Consolidated Statements of Other Comprehensive Income - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017
Statement Of Others Comprehensive Income [Abstract]
Reserve from debt instruments at fair value through other comprehensive income	$ 350	$ 377	$ 400
Foreign currency translation reserve	10,777	19,812	16,504
Reserve from derivatives	4	4	4
Share of other comprehensive income (loss) of companies accounted for at equity	(2,115)	(2,115)	(2,117)
Accumulated other comprehensive loss	$ 9,016	$ 18,078	$ 14,791